PROPERTY, EQUIPMENT AND FURNITURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 96,450
Ending Balance	111,330	$ 96,450
Interest costs capitalized	1,803	2,110
Buildings, leasehold improvements and hotel assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	79,186
Ending Balance	103,514	79,186
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	17,264
Ending Balance	7,816	17,264
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	114,418	113,655
Additions	26,500	16,346
Write-offs of lost deals	(1,485)	(4,185)
Completion of projects	0	(1,898)
Exchange differences	(1,191)	775
Disposals	(405)	(6,133)
Business combinations (see Note 14)		267
Reclassification to assets held for sale		(4,409)
Ending Balance	137,837	114,418
Cost: | Buildings, leasehold improvements and hotel assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	97,154	99,834
Additions	26,500	5,438
Write-offs of lost deals	0	0
Completion of projects	7,036	0
Exchange differences	(669)	748
Disposals	0	(6,133)
Business combinations (see Note 14)		267
Reclassification to assets held for sale		(3,000)
Ending Balance	130,021	97,154
Cost: | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	17,264	13,821
Additions	0	10,908
Write-offs of lost deals	(1,485)	(4,185)
Completion of projects	(7,036)	(1,898)
Exchange differences	(522)	27
Disposals	(405)	0
Business combinations (see Note 14)		0
Reclassification to assets held for sale		(1,409)
Ending Balance	7,816	17,264
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(17,968)	(12,937)
Exchange differences	37	(153)
Disposals		2,345
Business combinations (see Note 14)		(76)
Reclassification to assets held for sale		3
Depreciation	(8,576)	(7,150)
Ending Balance	(26,507)	(17,968)
Accumulated depreciation: | Buildings, leasehold improvements and hotel assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(17,968)	(12,937)
Exchange differences	37	(153)
Disposals		2,345
Business combinations (see Note 14)		(76)
Reclassification to assets held for sale		3
Depreciation	(8,576)	(7,150)
Ending Balance	(26,507)	(17,968)
Accumulated depreciation: | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	0	0
Exchange differences	0	0
Disposals		0
Business combinations (see Note 14)		0
Reclassification to assets held for sale		0
Depreciation	0	0
Ending Balance	$ 0	$ 0